OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

13. OTHER ASSETS

Other assets consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Long-term prepayment	3,140	4,292
Total	3,140	4,292

Long-term prepayment of US$3.14 million were mainly attributable to the advances paid to FAW Jilin’s suppliers for molds and tool manufacturing of car body and vehicle parts. These expenditures will be capitalized as property, plant and equipment after molds and tools reach the working condition for its intended use.